FINANCIAL INSTRUMENTS - Currency Exchange Risk (Details) - Currency risk - Canadian dollar contracts $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (9.8)
Increase of 10%, sensitivity analysis	(37.8)
Decrease of 10%, sensitivity analysis	$ 20.5